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                                SUPPLEMENT DATED
                               DECEMBER 23, 1997
                                       TO
                                PROSPECTUS DATED
                               FEBRUARY 28, 1997

                        NATIONWIDE INVESTING FOUNDATION
                       NATIONWIDE INVESTING FOUNDATION II


The following is added as a separate paragraph under the section entitled "RETIREMENT PLANS" under INVESTOR SERVICES on page 23 of the prospectus:

Beginning January 1, 1998, Shares of the Funds may be purchased for Roth IRAs and for Education IRAs, For more information, please call NAS at 1-800-848-0920.





































Please keep this supplement with your prospectus for further reference.